Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CASH AND CASH EQUIVALENTS
Cash and due from banks	$ 20,756,000	$ 11,654,000
Interest-bearing deposits in other banks	9,924,000	63,548,000
Total cash and cash equivalents	30,680,000	75,202,000
SECURITIES, available-for-sale	281,286,000	307,642,000
FEDERAL HOME LOAN BANK STOCK, at cost	3,860,000	5,129,000
LOANS HELD FOR SALE	3,970,000	9,146,000
LOANS AND LEASES	683,575,000	609,559,000
Less allowance for loan and lease losses	9,401,000	10,355,000
Net loans and leases	674,174,000	599,204,000
PREMISES AND EQUIPMENT, net	24,147,000	21,840,000
GOODWILL	28,616,000	28,616,000
CORE DEPOSIT INTANGIBLE ASSETS, net	359,000	499,000
CASH SURRENDER VALUE OF LIFE INSURANCE	19,207,000	19,383,000
OTHER ASSETS, including accrued interest receivable	20,994,000	9,895,000
TOTAL ASSETS	1,087,293,000	1,076,556,000
Deposits:
Non-interest bearing	215,966,000	195,374,000
Interest-bearing	737,917,000	735,039,000
Total deposits	953,883,000	930,413,000
Federal funds purchased and other borrowings	31,079,000	7,012,000
Junior subordinated deferrable interest debentures	13,009,000	12,976,000
Other liabilities	6,631,000	7,060,000
Total liabilities	1,004,602,000	957,461,000
SHAREHOLDERS’ EQUITY
Common stock, stated value $1.00, 10,000,000 shares authorized; 3,817,237 and 3,793,881 shares issued; 3,153,368 and 3,272,585 shares outstanding at December 31, 2022 and December 31, 2021, respectively.	3,817,000	3,794,000
Surplus	17,045,000	16,305,000
Retained earnings	112,466,000	103,903,000
Accumulated other comprehensive (loss) income	(38,366,000)	3,993,000
Treasury stock, at cost, 663,869 shares at December 31, 2022 and 521,296 shares at December 31, 2021	(12,271,000)	(8,900,000)
Total shareholders’ equity	82,691,000	119,095,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,087,293,000	$ 1,076,556,000